Intangible assets and goodwill - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 12,440,557	$ 6,976,096
Acquisitions (note 4)		5,429,934
Foreign exchange	(393,509)	34,527
Goodwill at end of period	12,047,048	12,440,557
VIQ Australia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	5,350,379	650,001
Acquisitions (note 4)		4,666,337
Foreign exchange	(313,564)	34,041
Goodwill at end of period	5,036,815	5,350,379
Dataworxs
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	141,504	141,018
Foreign exchange	(9,058)	486
Goodwill at end of period	132,446	141,504
VIQ US
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	3,570,275	3,570,275
Goodwill at end of period	3,570,275	3,570,275
VIQ Media
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	2,614,802	2,614,802
Goodwill at end of period	2,614,802	2,614,802
VIQ UK
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	763,597
Acquisitions (note 4)		763,597
Foreign exchange	(70,887)
Goodwill at end of period	$ 692,710	$ 763,597